Financial income/(expense), net	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial income/(expense), net

32	Financial income/(expense), net

	2025	2024	2023

Financial Expenses
Interest and charges on borrowings and financing – local currency	(3,456,991)	(1,360,747)	(1,110,135)
Interest and charges on borrowings and financing – foreign currency	-	(120,270)	(89,198)
Other financial expenses	(842,332)	(758,703)	(849,489)
Inflation adjustment on borrowings and financing	-	(134,258)	(146,637)
Other inflation adjustments	(41,988)	(15,046)	(301,593)
Interest and inflation adjustments on provisions	115,533	(312,280)	(211,565)
Total financial expenses	(4,225,778)	(2,701,304)	(2,708,617)

Financial income
Inflation adjustment - gains	1,816,875	296,916	219,473
Income on financial investments	1,347,002	552,168	370,638
Interest income	456,090	264,892	256,116
PIS and Cofins	(168,079)	(69,918)	(40,401)
Other	11	93	79
Total financial income	3,451,899	1,044,151	805,905

Financial, net before exchange rate changes	(773,879)	(1,657,153)	(1,902,712)

Exchange rate changes
Exchange rate changes on borrowings and financing	-	(525,624)	309,959
Gains (Losses) with derivative financial instruments	(123,880)	315,079	-
Exchange rate changes on assets	-	46	767
Other exchange rate changes	(11)	-	(10)
Exchange rate changes, net	(123,891)	(210,499)	310,716

Net financial result	(897,770)	(1,867,652)	(1,591,996)

Accounting policy

Financial income are substantially represented by interest and inflation adjustments, resulting financial investments, escrow deposits and installment agreements with customers, and are calculated using the effective interest method.

Financial expenses refer to interest, inflation adjustments and exchange variations arising mainly from borrowings, financing, provisions, public-private partnership and program contract commitments and are calculated using the effective interest method.

The gains or losses in inflation adjustments are due to the collection or payment to third parties, as required by contract, by law or by court decision, recognized by the pro rata temporis accrual basis, and the inflation adjustments included in the contracts are not considered as embedded derivatives, as they are considered as correction indexes for the Company's economic environment.